Debt (Tables)	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Schedule of Debt
As of September 30, 2024 and December 31, 2023, our debt consisted of the following:

	September 30, 2024	December 31, 2023
Term loan	$266,250	$95,000
Revolving credit facility	15,000	35,000
Other	640	494

Total debt	281,890	130,494

Current portion of long-term debt	(35,547)	(20,339)
Unamortized debt issuance costs	(3,913)	(1,812)

Total long-term debt	$242,430	$108,343